Subsequent Events (Details) - USD ($)										1 Months Ended		12 Months Ended
	Jan. 21, 2024	Jan. 16, 2024	Dec. 05, 2023	Dec. 04, 2023	Nov. 14, 2023	Sep. 18, 2023	Apr. 06, 2023	Apr. 06, 2023	Nov. 14, 2022	Jan. 16, 2024	Sep. 18, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2023
Subsequent Events (Details) [Line Items]
Fair Value of Warrants (in Dollars)						$ 574,040
Purchase of share warrants. (in Shares)							46,942				24,167
Aggregate gross proceeds (in Dollars)							$ 3,500,000	$ 3,500,000	$ 7,500,000	$ 2,400,000	$ 2,250,000
Net proceeds (in Dollars)							$ 2,900,000					$ 2,936,079
Acquire percentage of issued and outstanding					20.00%							0.00%
Term award of granted vested					10 years
Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Exercise price of warrants													$ 3.181	$ 3.181
Exercise price of convertible warrants (in Shares)			684,315										1,619,768	1,619,768
Exercised shares (in Shares)			221,677	840,511
Fair Value of Warrants (in Dollars)			$ 802,981	$ 2,673,665
Exercise price of adjusted warrants	$ 1.0777		$ 3.6223
Exercise price of adjusted warrants	$ 1,554,991
Common shares (in Shares)		146,800
Public per share		$ 1.5999
Purchase of share warrants. (in Shares)		32,000
Aggregate gross proceeds (in Dollars)		$ 2,400,000
Exercise price per common share		$ 1.6								$ 1.6
Net proceeds (in Dollars)		$ 2,000,000
Non-Adjusting Events After Reporting Period [Member] | Common Shares [Member]
Subsequent Events (Details) [Line Items]
Public per share		$ 1.6
Exercise price of warrants		$ 0.0001